Cover	Nov. 30, 2021
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Nov. 30, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152805
Entity Tax Identification Number	26-2862618
Security 12b Title	Common Shares
Trading Symbol	THCC
Entity Address Address Line 1	11th Floor
Entity Address Address Line 2	Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11249
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed by The Healing Company Inc. (“THCC”) solely for the purpose of amending the disclosure in Item 1.01 of that certain Current Report on Form 8-K originally filed by THCC with the Securities and Exchange Commission (“SEC”) on November 30, 2021 (the “Original Form 8-K”) in connection with the issuance of our Seed Preferred Shares. We have revised our disclosure to clarify the status of the transaction.
City Area Code	1 866
Local Phone Number	241-0670